UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AZZAD ETHICAL FUND (ADJEX)

AZZAD WISE CAPITAL FUND (WISEX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2012

(UNAUDITED)

AZZAD FUNDS

8000 Town Centre Drive •  Suite 400  •  Broadview Heights, Ohio 44147

                                                                                                          888-350-3369 or 440-922-0066 • Fax:440-526-4446 • www.azzadfunds.com

Azzad Asset Management, Inc. • Adviser to the Azzad Funds • 888.862.9923

AZZAD ETHICAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2012

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

AZZAD WISE CAPITAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2012

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Azzad Ethical Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 98.84%

Agricultural Chemicals - 1.49%
2,068	CF Industries Holdings, Inc.	$ 420,135

Apparel & Other Finished Products - 1.04%
3,861	Lululemon Athletica, Inc. (British Columbia) *	294,324

Ball & Roller Bearings - 1.66%
9,823	Timken Co.	469,834

Biological Products (No Diagnostic Substances) - 1.16%
4,318	Onyx Pharmaceuticals, Inc. *	326,139

Cable & Other Pay Television Services - 1.27%
6,201	Scripps Network Interactive, Inc. Class A	359,162

Calculating & Accounting Machine (No Electronic Computers) - 1.21%
11,550	Verifone Systems, Inc. *	342,804

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 1.52%
7,465	H.J. Heinz Co.	430,581

Computer Communications Equipment - 2.50%
3,872	F5 Networks, Inc. *	376,165
16,820	Riverbed Technology, Inc. *	331,690
		707,855
Computer Storage Devices - 0.99%
6,423	Sandisk Corp. *	279,400

Crude Petroleum & Natural Gas - 3.03%
10,360	Gulfport Energy Corp. *	395,959
10,606	Whiting Petroleum Corp. *	459,982
		855,941
Electromedical & Electrotherapeutic Apparatus - 2.63%
10,211	Thoratec Corp. *	383,117
5,110	Varian Medical Systems, Inc. *	358,926
		742,043
Electronic Computers - 1.03%
546	Apple Computer, Inc.	290,566

Fabricated Structural Metal Products - 1.73%
3,589	Valmont Industries, Inc.	490,078

Food & Kindred Products - 1.43%
6,116	Mead Johnson Nutrition Co.	402,983

Heavy Construction (Other Than Building Construction) - 3.44%
8,893	Fluor Corp.	522,375
10,561	Jacobs Engineering Group, Inc. *	449,582
		971,957
Industrial Instruments for Measurement, Display and Control - 1.90%
4,806	Roper Industries, Inc.	535,773

Industrial Organic Chemicals - 2.95%
1,575	NewMarket Corp.	412,965
5,296	Westlake Chemical Corp.	419,973
		832,938
Machine Tools Metal Cutting Types - 1.64%
11,549	Kennametal, Inc.	461,960

Men's and Boys' Furnishings, Work Clothes, and Allied Garments - 1.49%
2,792	V.F. Corp.	421,508

Miscellaneous Fabricated Metal Products - 1.93%
6,414	Parker Hannifin Corp.	545,575

Motor Vehicle Parts & Accessories - 2.84%
5,812	Autoliv, Inc.	391,671
5,734	Borgwarner, Inc. *	410,669
		802,340
Oil & Gas Field Machinery & Equipment - 2.70%
8,486	Cameron International Corp. *	479,120
3,981	Oil States International, Inc. *	284,801
		763,921
Optical Instruments & Lenses - 1.08%
6,419	Kla-Tencor Corp.	306,571

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.00%
579	Intuitive Surgical, Inc. *	283,924

Petroleum Refining - 1.47%
8,926	HollyFrontier Corp.	415,505

Pharmaceutical Preparations - 6.87%
4,762	Alexion Pharmaceuticals, Inc. *	446,390
5,262	Pharmacyclics, Inc. *	304,038
2,448	Regeneron Pharmaceuticals, Inc. *	418,779
9,322	Salix Pharmaceuticals Ltd. *	377,277
7,428	United Therapeutics Corp. *	396,804
		1,943,288
Plastics, Materials, Synthetic Resins & Non-Vulcan Elastomers - 1.42%
6,460	Albemarle Corp.	401,295

Plastics Products, NEC - 1.10%
4,860	Tupperware Brands Corp.	311,526

Printed Circuit Boards - 1.20%
17,634	Jabil Circuit, Inc.	340,160

Railroads, Line-Haul Operating - 1.63%
5,531	Kansas City Southern Industries, Inc.	461,728

Retail-Auto & Home Supply Stores - 1.65%
5,228	O'Reilly Automotive Inc. *	467,488

Retail-Family Clothing Stores - 1.65%
8,624	Ross Stores, Inc.	466,472

Retail-Home Furniture, Furnishings & Equipment Stores - 1.58%
8,008	Bed Bath & Beyond, Inc. *	447,727

Retail-Shoe Stores - 1.57%
13,832	Footlocker, Inc.	444,284

Retail-Women's Clothing Stores - 1.55%
23,708	Chico's Fas, Inc.	437,650

Rubber & Plastics Footwear - 1.15%
8,037	Deckers Outdoor Corp. *	323,650

Semiconductors & Related Devices - 3.02%
10,849	Avago Technologies Ltd.	343,380
8,620	Cirrus Logic, Inc. *	249,721
12,903	Skyworks Solution, Inc. *	261,931
		855,032
Services-Advertising Agencies - 0.99%
14,379	ValueClick, Inc. *	279,096

Services-Business Services, NEC - 0.94%
429	Priceline.com, Inc. *	266,147

Services-Commercial Physical & Biological Research - 1.16%
19,709	Incyte Corp. *	327,366

Services-Computer Integrated Systems - 0.67%
4,840	Jack Henry & Associates, Inc.	190,018

Services-Computer Programming - 1.35%
5,138	Rackspace Hosting, Inc. *	381,599

Services-Consumer Credit Report - 1.39%
7,272	Equifax, Inc.	393,561

Services-Equipment Rental & Leasing, NEC - 1.47%
14,684	Aaron's, Inc.	415,264

Services-Management Consulting - 1.16%
5,844	Towers Watson & Co.	328,491

Services-Medical Laboratories - 1.17%
3,833	Laboratory Corp. America Holdings *	332,014

Services-Prepackaged Software - 5.51%
6,615	Ansys, Inc. *	445,454
6,928	Citrix Systems, Inc. *	454,615
14,347	Nuance Communications, Inc. *	320,225
15,314	Tibco Software, Inc. *	336,602
		1,556,896
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.90%
4,936	Carpenter Technology Corp.	254,846

Surgical & Medical Instruments & Apparatus - 1.16%
3,362	Bard CR, Inc.	328,602

Watches, Clocks, Clockwork Operated Devices/Parts - 1.21%
3,675	Fossil, Inc. *	342,143

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.40%
4,906	Henry Schein, Inc. *	394,541

Wholesale-Apparel, Piece Goods & Notions - 1.62%
8,994	Michael Kors Holdings Ltd. *	458,964

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 3.89%
8,080	AmersourceBergen Corp.	348,894
11,107	Herbalife, Ltd. (Grand Cayman)	365,865
10,391	Nu Skin Enterprises, Inc. Class A	384,987
		1,099,746
Wholesale-Motor Vehicles & Motor Parts & Supplies - 1.75%
7,800	Genuine Parts Co.	495,924

Women's, Misses', Children's & Infants' Undergarments - 1.58%
18,244	Guess?, Inc.	447,708

TOTAL FOR COMMON STOCKS (Cost $26,832,511) - 98.84%		27,947,043

REAL ESTATE INVESTMENT TRUST - 1.00%
1,950	Public Storage	282,672
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $210,579) - 1.00%		282,672

TOTAL FOR INVESTMENTS (Cost $27,043,090) - 99.84%		28,229,715

OTHER ASSETS LESS LIABILITIES - 0.16%		44,135

NET ASSETS - 100.00%		$ 28,273,850

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 27,947,043	$ -	$ -	$ 27,947,043
Real Estate Investment Trust	282,672	-	-	282,672
	$ 28,229,715	$ -	$ -	$ 28,229,715

There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. The Fund did not hold any derivative instruments at any time during the period ended December 31, 2012.

The accompanying notes are an integral part of these financial statements.

	Azzad Wise Capital Fund
	Schedule of Investments
	December 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 14.44%

Beverages - 0.66%
3,561	The Coca-Cola Co.	$ 129,086
1,937	PepsiCo, Inc.	132,549
		261,635
Books: Publishing and/or Printing - 0.41%
3,004	The McGraw-Hill Companies, Inc.	164,229

Commercial Banks Non-US - 2.48%
343,808	Kuwait Finance House (Kuwait) *	990,343

Construction, Mining & Materials Handling Machinery & Equipment - 0.40%
2,431	Dover Corp.	159,741

Converted Paper & Paperboard Products - 0.35%
1,645	Kimberly-Clark Corp.	138,887

Cutlery, Handtools & General Hardware - 0.36%
1,937	Stanley Black & Decker, Inc.	143,280

Electromedical & Electrotherapeutic Apparatus - 0.36%
3,458	Medtronic, Inc.	141,847

Electronic & Other Electrical Equipment - 0.38%
2,886	Emerson Electric Co.	152,843

General Industrial Machinery & Equipment - 0.37%
2,461	Illinois Tool Works, Inc.	149,653

Household Furniture - 0.44%
6,467	Leggett & Platt, Inc.	176,032

Industrial Inorganic Chemicals - 0.36%
1,694	Air Products & Chemicals, Inc.	142,330

Men's & Boy's Furnishings - 0.72%
3,567	Cintas Corp.	145,890
938	VF Corp.	141,610
		287,500
Miscellaneous Food Preparations & Kindred Products - 0.37%
2,321	McCormick & Company, Inc.	147,453

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.43%
1,282	PPG Industries, Inc.	173,519

Perfumes, Cosmetics & Other Toilet Preparations - 0.35%
1,328	Colgate-Palmolive Co.	138,829

Petroleum Refining - 0.35%
1,599	Exxon Mobile Corp.	138,393

Pharmaceutical Preparations - 0.70%
2,112	Abbott Laboratories	138,336
2,019	Johnson & Johnson	141,532
		279,868
Retail-Variety Stores - 0.61%
1,958	Family Dollar Stores, Inc.	124,157
1,780	Wal-Mart Stores, Inc.	121,449
		245,606
Retail-Building Materials, Hardware, Garden Supply - 0.40%
1,031	The Sherwin-Williams Co.	158,588

Retail-Drug Stores & Proprietary Store - 0.41%
4,408	Walgreen Co.	163,140

Retail-Lumber & Other Building Materials - 0.43%
4,842	Lowe's Companies, Inc.	171,988

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.37%
2,184	The Procter Gamble Co.	148,272

Specialty Cleaning, Polishing & Sanitation Preparations - 0.33%
1,807	The Clorox Co.	132,308

Surgical & Medical Instruments & Apparatus - 1.02%
1,301	C.R. Bard, Inc.	127,160
1,518	3M Co.	140,946
1,798	Becton, Dickinson & Co.	140,586
		408,692
Telephone Communications - 0.32%
3,778	AT&T, Inc.	127,356

Wholesale-Motor Vehicle Supplies & New Parts - 0.35%
2,185	Genuine Parts Co.	138,922

Wholesale-Chemicals & Allied Products - 0.35%
1,885	Sigma-Aldrich Corp.	138,698

Wholesale-Durable Goods - 0.36%
713	W.W. Grainger, Inc.	144,290

TOTAL FOR COMMON STOCKS (Cost $5,484,939) - 14.44%		5,764,242

Open End Mutual Funds - 3.77%
128,160	Qatar Islamic Bank	1,504,210
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $1,437,902) - 3.77%		1,504,210

SUKUKS - 41.42%
300,000	ADIB Capital Sukuk, 6.375, 10/16/2018 (United Arab Emirates)	319,875
1,000,000	ADIB Sukuk, 3.745% 11/04/2015 (United Arab Emirates)	1,042,500
1,000,000	ADCB Islamic Finance, 4.071%, 11/22/2016 (Cayman Island)	1,066,750
500,000	CBB International Sukuk, 6.247%, 6/17/2014 (Bahrain)	533,750
1,500,000	EIB Sukuk, Ltd. 4.718%, 1/18/2017 (United Arab Emirates)	1,582,500
1,400,000	EIB Sukuk, Ltd. 4.147%, 1/11/2018 (United Arab Emirates)	1,446,900
500,000	FGB Sukuk, 3.797%, 8/2/2016 (Cayman Island)	525,500
500,000	GE Capital Sukuk, Ltd., 3.875%, 11/26/2014 (Bermuda)	524,144
1,600,000	Indois Sukuk, 4.00%, 11/21/2018 (Indonesia)	1,712,000
1,080,000	MAF Sukuk, Ltd., 5.85%, 2/7/2017 (Cayman Island)	1,185,300
300,000	Perusahaan Pener Indois, 3.30%, 11/21/2022 (Indonesia)	311,250
580,000	QIB Sukuk Funding, 3.856%, 10/07/2015 (United Arab Emirates)	606,100
800,000	QIIB Sukuk, 2.688%, 10/18/2017 (Qatar)	804,000
1,650,000	Saudi Electricity Global Sukuk, 4.211%, 4/03/2022 (Saudi Arabia)	1,782,825
500,000	SOQ Sukuk Q.S.C., 3.241%, 01/18/2023	521,250
1,170,000	Wakala Global Sukuk BHD, 4.646%, 7/6/2021 (Malaysia)	1,348,330
1,170,000	Wakala Global Sukuk BHD, 2.991%, 7/6/2016 (Malaysia)	1,223,943
TOTAL FOR SUKUKS (Cost $16,018,691) - 41.42%		16,536,917

TIME DEPOSITS - 30.81%
2,043,640	Bank Asya, 4.29%, 1/23/2014 (Turkey)	2,043,640
2,138,963	Kuveyt Turk Participation Bank, 3.01%, 11/12/2013 (Turkey)	2,138,963
1,038,703	Kuveyt Turk Participation Bank, 3.81%, 09/04/2013 (Turkey)	1,038,703
379,976	Kuveyt Turk Participation Bank, 3.814%, 10/24/2013 (Turkey)	379,976
2,099,767	Turkiye Finans Bank, 4.5%, 9/21/2013 (Turkey)	2,099,767
1,437,669	Turkiye Finans Bank, 5.0%, 3/12/2014 (Turkey)	1,437,669
2,364,107	Turkiye Finans Bank, 5.5%, 3/22/2014 (Turkey)	2,364,107
799,955	Turkiye Finans Bank, 4.11%, 12/23/2014 (Turkey)	799,955
TOTAL FOR TIME DEPOSITS (Cost $12,302,780) 30.81%		12,302,780

SHORT TERM INVESTMENTS - 5.94%
399,950	Albaraka Turk Participation Bank, 4.08% (Turkey)	399,950
706,142	Albaraka Turk Participation Bank, 4.2% (Turkey)	706,142
686,854	Albaraka Turk Participation Bank, 4.44% (Turkey)	686,854
578,302	Kuwait Finance House Deposit Account 1.309% (Kuwait) **	578,302
TOTAL FOR SHORT-TERM INVESTMENTS (Cost $2,371,248) - 5.94%		2,371,248

TOTAL FOR INVESTMENTS (Cost $37,615,561) - 96.38%		38,479,397

OTHER ASSETS LESS LIABILITIES - 3.62%		1,445,566

NET ASSETS - 100.00%		$ 39,924,963

* Non-Income producing security during the period.
** Variable rate security; the rate shown represents the yield at December 31, 2012.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 5,764,242	$ -	$ -	$ 5,764,242
Open End Mutual Funds	$ 1,504,210	$ -	$ -	$ 1,504,210
Sukuks	-	16,536,917	-	16,536,917
Time Deposits	-	12,302,780	-	12,302,780
Short-Term Investments	2,371,248	-	-	2,371,248
	$ 9,639,700	$ 28,839,697.00	$ -	$ 38,479,397

There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Azzad Funds
Statements of Assets and Liabilities
December 31, 2012 (Unaudited)

	Azzad Ethical	Azzad Wise
	Fund	Capital Fund
Assets:
Investment Securities at Value (Cost $27,043,090 and $37,615,561, respectively)	$ 28,229,715	$ 38,479,397
Cash	-	1,243,076
Receivables:
Shareholder Subscriptions	36,130	78,665
Securities Sold	4,568,171	-
Dividends & Interest	8,393	260,303
Prepaid Expenses	31,214	16,874
Total Assets	32,873,623	40,078,315
Liabilities:
Securities Purchased	4,488,341	-
Shareholder Redemptions	3,545	-
Due to Adviser	34,444	137,204
Due to Administrator	2,884	2,884
Distribution Fees	13,669	2,683
Trustee Fees	830	635
Due to Custodian	50,341	-
Accrued Expenses	5,719	9,946
Total Liabilities	4,599,773	153,352
Net Assets	$ 28,273,850	$ 39,924,963

Net Assets Consist of:
Paid In Capital	$ 23,991,175	$ 39,366,449
Undistributed Net Investment Loss	(265,347)	(263,351)
Accumulated Realized Gain (Loss) on Investments	3,361,397	(41,971)
Unrealized Appreciation in Value of Investments	1,186,625	863,836
Net Assets, for 2,599,373 and 3,914,476 Shares Outstanding, respectively	$ 28,273,850	$ 39,924,963

Net Asset Value Per Share	$ 10.88	$ 10.20

Redemption Price Per Share ($10.88*0.98; $10.20*0.98) Note 4*	$ 10.66	$ 10.00

* The Fund will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase for the Azzad Ethical Fund, and 180 days for the Azzad Wise Capital Fund.

The accompanying notes are an integral part of these financial statements.

Azzad Funds
Statements of Operations
For the six months ended December 31, 2012 (Unaudited)

	Azzad Ethical	Azzad Wise
	Fund	Capital Fund
Investment Income:
Dividends (Net of foreign taxes withheld $535 and $0, respectively)	$ 164,780	$ 82,911
Interest	-	482,989
Total Investment Income	164,780	565,900

Expenses:
Advisory Fees	98,684	217,840
Distribution Fees	18,503	9,153
Legal Fees	6,764	4,167
Transfer Agent Fees	15,486	19,463
Audit Fees	4,572	5,294
Registration Fees	11,774	7,729
Administrative Fees	4,535	4,535
Custody Fees	1,772	15,333
Miscellaneous Fees	2,414	1,310
Printing Fees	868	552
Trustee Fees	1,260	1,023
Insurance	364	358
Total Expenses	166,996	286,757
Fees Waived and Reimbursed by the Adviser (Note 3)	(44,876)	(13,999)
Net Expenses	122,120	272,758

Net Investment Income	42,660	293,142

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	3,465,286	37,279
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,795,294)	691,406
Net Realized and Unrealized Gain on Investments	669,992	728,685

Net Increase in Net Assets Resulting from Operations	$ 712,652	$ 1,021,827

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2102	6/30/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 42,660	$ (39,705)
Net Realized Gain on Investments	3,465,286	49,402
Unrealized Appreciation (Depreciation) on Investments	(2,795,294)	98,158
Net Increase in Net Assets Resulting from Operations	712,652	107,855

Distributions to Shareholders:
Net Investment Income	(34,310)	-
Realized Gains	(387,283)	-
Total Distributions	(421,593)	-

Capital Share Transactions (Note 4)	5,994,703	7,826,616

Total Increase in Net Assets	6,285,762	7,934,471

Net Assets:
Beginning of Period	21,988,088	14,053,617

End of Period (Includes Undistributed Net Investment Loss of ($265,347) and $0, respectively)
	$ 28,273,850	$ 21,988,088

The accompanying notes are an integral part of these financial statements.

Azzad Wise Capital Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2012	6/30/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 293,142	$ 261,003
Net Realized Gain (Loss) on Investments	37,279	(44,793)
Unrealized Appreciation on Investments	691,406	45,762
Net Increase in Net Assets Resulting from Operations	1,021,827	261,972

Distributions to Shareholders:
Net Investment Income	(311,688)	(233,148)
Realized Gains	(295,406)	(391,630)
Total Distributions	(607,094)	(624,778)

Capital Share Transactions (Note 4)	8,858,283	4,080,725

Total Increase in Net Assets	9,273,016	3,717,919

Net Assets:
Beginning of Period	30,651,947	26,934,028

End of Period (Includes Undistributed Net Investment Income (Loss) of ($263,351) and $27,856, respectively)	$ 39,924,963	$ 30,651,947

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	12/31/2012		6/30/2012		6/30/2011		6/30/2010	6/30/2009	6/30/2008

Net Asset Value, at Beginning of Year	$ 10.77		$ 10.74		$ 8.24		$ 6.78	$ 9.25	$ 10.11

Income From Investment Operations:
Net Investment Income (Loss) *	0.02		(0.02)		(0.01)		(0.02)	(0.06)	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.25		0.05		3.13		1.48	(2.41)	(0.21)
Total from Investment Operations	0.27		0.03		3.12		1.46	(2.47)	(0.31)

Distributions:
Net Investment Income	(0.01)		0.00		0.00	***	0.00	0.00	0.00
Realized Gains	(0.15)		0.00		(0.62)		0.00	0.00	(0.55)
Total Distributions	(0.16)		0.00		(0.62)		0.00	0.00	(0.55)

Redemption Fees (a)	0.00	***	0.00	***	0.00	***	0.00	0.00	0.00

Net Asset Value, at End of Year	$ 10.88		$ 10.77		$ 10.74		$ 8.24	$ 6.78	$ 9.25

Total Return **	2.54%		0.28%		38.42%		21.53%	(26.70)%	(3.42)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 28,274		$ 21,988		$ 14,054		$ 8,479	$ 6,069	$ 3,522
Before Waivers
Ratio of Expenses to Average Net Assets	1.35%	†	1.41%		1.65%		1.75%	3.36%	2.95%
Ratio of Net Investment Loss to Average Net Assets	(0.02)%	†	(0.65)%		(0.72)%		(1.05)%	(2.37)%	(2.12)%
After Waivers
Ratio of Expenses to Average Net Assets	0.99%	†	0.99%		0.99%		0.99%	1.90%	1.90%
Ratio of Net Investment Loss to Average Net Assets	0.35%	†	(0.22)%		(0.06)%		(0.29)%	(0.91)%	(1.07)%
Portfolio Turnover	92.82%		13.48%		27.84%		90.62%	21.11%	337.01%

(a) The Fund will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase.
† Annualized
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Amount calculated is less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

Azzad Wise Capital Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended			Period Ended
	12/31/2012		6/30/2012		6/30/2011	6/30/2010	#

Net Asset Value, at Beginning of Period	$ 10.07		$ 10.22		$ 9.82	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.08		0.10		0.01	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	0.21		(0.02)		0.42	(0.19)
Total from Investment Operations	0.29		0.08		0.43	(0.17)

Distributions:
Net Investment Income	(0.09)		(0.08)		(0.01)	(0.01)
Realized Gains	(0.07)		(0.15)		(0.02)	0.00
Total Distributions	(0.16)		(0.23)		(0.03)	(0.01)

Redemption Fees (a)	0.00	***	0.00	***	0.00	0.00

Net Asset Value, at End of Period	$ 10.20		$ 10.07		$ 10.22	$ 9.82

Total Return **	2.89%		0.86%		4.34%	(1.66)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 39,925		$ 30,652		$ 26,934	$ 12,790
Before Waivers
Ratio of Expenses to Average Net Assets	1.56%	†	1.63%		1.83%	2.16%	†
Ratio of Net Investment Income (Loss) to Average Net Assets	1.52%	†	0.82%		(0.28)%	0.00%	†
After Waivers
Ratio of Expenses to Average Net Assets	1.49%	†	1.49%		1.49%	1.49%	†
Ratio of Net Investment Income (Loss) to Average Net Assets	1.60%	†	0.96%		0.06%	0.67%	†
Portfolio Turnover	35.17%		234.93%		701.30%	100.46%

† Annualized
(a) The Fund will charge a 2.00% redemption fee on shares redeemed within 180 days of purchase.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Amount calculated is less than $0.005 per share.
# For the period April 6, 2010 (commencement of investment operations) through June 30, 2010.
The accompanying notes are an integral part of these financial statements.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2012 (UNAUDITED)

Note 1.

Organization

The Azzad Funds, (the "Trust") is an open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 16, 1996. The Trust is comprised of the following Funds: The Azzad Ethical Fund (the “Ethical Fund”), commenced operations on December 22, 2000 and is registered as a non-diversified fund.  The Azzad Wise Capital Fund (the “Wise Fund”), commenced operations on April 6, 2010 and is registered as a non-diversified fund. The series included in these financial statements are collectively referred to as the "Funds". Azzad Asset Management, Inc. (“Adviser”) is the investment adviser to both Funds (see Note 3).

The Ethical Fund’s primary investment objective is to provide shareholders with long-term capital appreciation consistent with ethical principles.

The Wise Fund’s primary investment objective is to provide shareholders with capital preservation and income.

The Funds should be considered long-term investments and are not appropriate for short-term goals. The Funds may also be used in all types of retirement and college savings plans including Separately Managed (Wrap) programs.

Non-Diversification Risk- The Funds are non-diversified, which means they may invest a greater percentage of their assets in a fewer number of holdings as compared to other mutual funds that are more broadly diversified.  As a result, the Funds’ share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Funds’ portfolio may have a significant negative impact of the Funds’ performance.

Note 2.

Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

Sukuks –The Wise Fund may invest in Sukuks. Sukuks are certificates, similar to bonds, issued by the issuer to obtain an up-front payment in exchange for an income stream to be generated by certain assets of the issuer. Generally, the issuer sells the investor a certificate, which the investor then rents back to the issuer for a predetermined rental fee.  The issuer also makes a contractual promise to buy back the certificate at a future date at par value.  While the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security for the certificates, and the Wise Fund (as the investor) is relying on the creditworthiness of the issuer for all payments required by the Sukuk.  Issuers of Sukuks are anticipated to be international financial institutions, foreign governments and agencies of foreign governments.  Underlying assets may include, without limitation, real estate (developed and undeveloped), lease contracts and machinery and equipment.  At December 31, 2012, 41.42% of the Wise Fund’s net assets were invested in Sukuks.

Security Transactions and Related Investment Income- Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes- The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distrusted, the Funds could incur a tax expense.

In addition, the Generally Accepted Accounting Principles (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2010-2011, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the year ended June 30, 2012, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Redemption Fees The Ethical Fund charges a 2.00% redemption fee for shares redeemed within 90 days.  The Wise Fund charges a 2% redemption fee for shares redeemed in excess of $50,000 within 180 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds will retain the fees charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation.  See Note 4.

Dividends and Distributions to Shareholders- The Funds intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis.  The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.  Please see Note 6 for additional information on dividends paid.

Estimates- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent Event- Management has evaluated the impact of all subsequent events through the date of the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 3.

Transactions with the Adviser and Affiliates

Advisory Agreement - Azzad Asset Management, Inc. (the "Adviser") under an advisory agreement with the Trust, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board, directs the investments of the Trust in accordance with the Funds’ investment objectives, policies and limitations. For this service, the Adviser receives a monthly management fee at the annual rate of 0.80% and 1.19% of the average daily net assets for the Ethical Fund and Wise Fund, respectively.

For the six months ended December 31, 2012, the Adviser earned $98,684 and $217,840 for the Ethical Fund and Wise Fund, respectively. At December 31, 2012, the Adviser was owed $34,444 and $137,204 for the Ethical Fund and Wise Fund, respectively.

The Funds’ adviser has agreed to contractually waive all or a portion of its fees or reimburse the Funds for certain operating expenses, to the extent necessary to limit each fund’s net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Funds invest; and litigation and other extraordinary expenses) to 0.99% and 1.49%, for Ethical Fund and Wise Fund, respectively, of average daily net assets for a five year period beginning July 1, 2009 and ending June 30, 2014 for the Ethical Fund and  December 1, 2008 and ending November 30, 2013 for the Wise Fund.  Any waiver or reimbursement of operating expenses by the Adviser is subject to repayment by the Funds within three fiscal years after such reimbursement or waiver occurred, if the Funds are able to make the repayment without exceeding the 0.99% expense limitation (or, if less, the expense limitation then in place). For the six months ended December 31, 2012, the Adviser waived fees of $44,876 and $13,999 for the Ethical Fund and the Wise Fund, respectively.

The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Funds.  Fees waived or expenses reimbursed during a given year may be paid to the Adviser during the following three year period to the extent that payment of such expenses does not cause the Funds to exceed the expense limitation.  As of June 30, 2012, the unreimbursed amounts paid or waived by the Adviser on behalf of the Ethical Fund and Wise Fund are $222,694 and $117,626, respectively.  As of June 30, 2012, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Ethical Fund	Wise Fund
June 30, 2010	June 30, 2013	$ 64,746	$ 17,893
June 30, 2011	June 30, 2014	$ 75,901	$ 62,620
June 30, 2012	June 30, 2015	$ 82,047	$ 37,113

Sub-advisory Agreement – On August 16, 2012, the Adviser and the Board entered into a Sub-advisory Agreement with Ziegler Lotsoff Capital Management (“Sub-Adviser,” “Ziegler”) with respect to the Ethical Fund. The agreement will continue until August 16, 2013, and thereafter is subject to annual approval by the Board, including a majority of the Independent Trustees. The Board considered the proposed fee payable under the Sub-Advisory Agreement, noting that the fee would be paid by the Adviser (not the Fund) and, therefore, would not impact the fees paid by the Fund. The Board considered that the Fund would be receiving the additional research services and investment management expertise, from a reputable firm, without any additional impact on the Fund’s shareholders.

Administrative Agreement - The Funds have an Administrative Agreement with the Adviser.  Pursuant to the  Administrative Agreement, the Adviser, subject to the overall supervision and review of the Board, provides administrative services to the Funds, provides the Funds with office space, facilities and business equipment, and provides the services and clerical personnel for administering the affairs of the Funds.  As such, each of the Funds pays the Adviser $750 per month; per Fund.   For the six months ended December 31, 2012, the Ethical Fund and the Wise Fund each paid the Adviser $4,535 for administrative services pursuant to the agreement.  As of December 31, 2012, each Fund owed the Adviser $2,884, respectively, in administrative fees.

Note 4.

Capital Share Transactions

The Board of Trustees is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.

The following is a summary of capital share activity for the years indicated:

Ethical Fund	Six Months Ended 12/31/2012		Year Ended 6/30/2012
	Shares	Amount	Shares	Amount
Shares Sold	831,240	$ 8,987,466	968,032	$ 10,374,719
Shares issued in reinvestment of distributions	13,620	147,094	-	-
Redemption fees	-	191	-	1,321
Shares redeemed	(287,488)	(3,140,048)	(234,267)	(2,549,424)
Net Increase	557,372	$ 5,994,703	733,765	$ 7,826,616

As of December 31, 2012, paid-in-capital totaled $23,991,175.

The following is a summary of capital share activity for the years indicated:

Wise Fund	Six Months Ended 12/31/2012		Year Ended 6/30/2012
	Shares	Amount	Shares	Amount
Shares Sold	1,227,034	$ 12,507,485	1,086,739	$ 10,877,889
Shares issued in reinvestment of distributions	1,232	12,589	567	5,642
Shares redeemed	(358,019)	(3,661,791)	(678,124)	(6,802,806)
Net Increase	870,247	$ 8,858,283	409,182	$ 4,080,725

As of December 31, 2012, paid-in-capital totaled $39,366,449.

Shareholders of the Ethical Fund are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of the Fund shares redeemed within 90 days after their purchase. For the six months ended December 31, 2012, $191 of redemption fees was collected from shareholders of the Ethical Fund and reclassified to paid-in-capital.

Shareholders of the Wise Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of the Fund shares redeemed within 180 days after their purchase, for redemptions greater than $50,000.  For the six months ended December 31, 2012, no redemption fees were collected from shareholders of the Wise Fund.

Note 5.

Investment Transactions

For the six months ended December 31, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $28,751,702 and $21,722,440, respectively for the Ethical Fund. For the six months ended December 31, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $23,012,910 and $11,733,860, respectively for the Wise Fund.

Note 6.

Tax Matters

As of December 31, 2012, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Ethical Fund	Wise Fund
Federal tax cost of investments, including short-term investments	$ 27,043,090	$ 37,615,561
Gross tax appreciation of investments	$ 1,869,995	$ 1,003,441
Gross tax depreciation of investments	$ (683,370)	$ (139,605)
Net tax appreciation	$ 1,186,625	$ 863,836

Each Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  For tax purposes, at June 30, 2012, the following represents the tax basis capital gains and losses:

	Ethical Fund	Wise Fund
Undistributed ordinary income	$ -	$ 27,856
Short term capital loss carry-forward +	$ -	$ (44,793)
Accumulated realized gains	$ 387,063	$ -
Post-October capital loss deferrals realized between 11/1/11 and 6/30/12 *	$(253,732)	$ -

+ The capital loss carry-forwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates.  The Fund will not make distributions from capital gains while a capital loss carry-forward remains.

*These deferrals are considered incurred in subsequent tax year.

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (post-enactment year) to be carried forward for an unlimited period to the extent not utilized.  However, any capital loss carry-forward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carry-forward from a pre-enactment year can be used.  This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized.  Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States

The Funds paid the following distributions for the six months ended December 31, 2012 and years ended June 30, 2012 and 2011:

Ethical Fund
Year Ended	$ Amount	Tax Character
6/30/2011	$ 2,651	Ordinary Income
6/30/2011	$ 247,685	Long-Term Capital Gain
6/30/2011	$ 434,024	Short-Term Capital Gain
6/30/2012	$ 0

Six Months Ended	$ Amount	Tax Character
12/31/2012	$ 34,310	Ordinary Income
12/31/2012	$ 113,586	Long-Term Capital Gain
12/31/2012	$ 273,697	Short-Term Capital Gain

Wise Fund
Year Ended	$ Amount	Tax Character
6/30/2011	$ 17,276	Ordinary Income
6/30/2011	$ 26,144	Short-Term Capital Gain
6/30/2012	$ 233,148	Ordinary Income
6/30/2012	$ 391,630	Short-Term Capital Gain

Six Months Ended	$ Amount	Tax Character
12/31/2012	$ 311,688	Ordinary Income
12/31/2012	$ 34,295	Long-Term Capital Gain
12/31/2012	$ 261,111	Short-Term Capital Gain

Note 7.

Distribution Plan

The Funds maintain a distribution expense plan (a “Plan”) pursuant to Rule 12b-1 under the Investment Company Act that allows the Funds to pay distribution expenditures incurred in connection with the sale and promotion of the Funds and the furnishing of services to shareholders of the Funds.  The Plan provides that the Funds may pay up to a maximum on an annual basis of 0.15% and 0.05% of the average daily value of the net assets of the Funds for the Ethical Fund and Wise Fund, respectively.  The actual distribution fee incurred for the Ethical Fund for the year ended June 30, 2012, was 0.10% of the average daily net assets of the Fund.  As of July 1, 2011,  permitted expenditures include:  (i) commissions to sales personnel for selling shares of the Funds; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the cost of preparing and distributing promotional materials; (vi) the costs of printing the Funds’ Prospectus and Statement of Additional Information for distribution to potential investors; (vii) other similar services that the Trustees determine are reasonably calculated to result in sales of shares of the Funds; and (viii) the costs of providing services to shareholders, including assistance in connection with inquiries related to shareholder accounts.  Because these expenses are paid out of the Funds’ assets on an ongoing basis, over time these expenses may increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  For the six months ended December 31, 2012, the Ethical Fund incurred $18,503 in distribution fees and the Wise Fund incurred $9,153 in distribution fees.  As of December 31, 2012, $13,669 and $2,683 were owed to the Adviser in distribution fees for the Ethical and Wise Funds, respectively.

Note 8.

Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the funds under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2012, FolioFn, in aggregate, owned approximately 63.08% and 94.99% of the shares of the Ethical Fund and the Wise Fund, respectively for the benefit of others. As a result, FolioFn may be deemed to control the Funds.

Note 9. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Pronouncement requires retrospective application for all comparative periods presented. Management is currently evaluating the impact that this Pronouncement may have on the Fund’s financial statements.

Azzad Funds
Expense Illustration
December 31, 2012 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2012 through December 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Azzad Ethical Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2012	December 31, 2012	July 1, 2012 to December 31, 2012

Actual	$1,000.00	$1,025.39	$5.05
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.21	$5.04

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Azzad Wise Capital Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2012	December 31, 2012	July 1, 2012 to December 31, 2012

Actual	$1,000.00	$1,028.94	$7.62
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.69	$7.58

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AZZAD FUNDS

TRUSTEES AND OFFICERS

DECEMBER 31, 2012 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position & Term with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Syed Shamshad Husain 1046 Longford Road Bartlett, IL 60103 Age: 76	Trustee Since 2000	2	General Secretary & Director of IQRA International Education Foundation (publisher of religious books) (1995 to present)
Syed K. Raheemullah 25 W. 181 Salem Naperville, IL 60540 Age: 64	Trustee Since 2000	2	Member of the technical staff of Lucent Technologies (manufacturer of telephone equipment) (1986 to present)
Ali Khan * 330 Tuttle Drive Bloomingdale IL 60108 Age: 69	Trustee Since 2008	2	Retired, formerly Vice President (Finance) of Sonoscan Inc.

* Ali Khan resigned as of January 27, 2013.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age	Position & Term with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Bashar Qasem [1] 3141 Fairview Park Drive Suite 460 Falls Church, VA 22402 Age: 48	Chairman, Treasurer and Trustee Since 2001	2	President of Azzad Asset Management, Inc. (since its inception in 2000); Operating Manager of Azzad Asset Management Inc. (investment adviser) (1997 to 1999)

1 Bashar Qasem is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

AZZAD FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2012 (UNAUDITED)

PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Funds at 1-888-350-3369 and from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC's web site at http://www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 350-3369 to request a copy of the SAI or to make shareholder inquiries.

NEW SUB-ADVISORY AGREEMENT

At an in-person meeting held on August 16, 2012 (the “Meeting”), the Board, including all of the Independent Trustees, considered and approved the Sub-Advisory Agreement (“Agreement”) with Ziegler Lotsoff Capital Management (“Sub-adviser”, “Ziegler”) and Azzad Asset Management (“Investment Adviser”, “Azzad”). The Agreement will continue until August 16, 2013, and thereafter is subject to annual approval by the Board, including a majority of the Independent Trustees.

Consideration of the Board

The Board acknowledged it received various due diligence materials from the Adviser relating to certain factors the Board considered in determining whether to approve the Agreement. These included: (i) a copy of the proposed Sub-Advisory Agreement between Ziegler and the Adviser, as well as, the process by which the Adviser selected and recommended Ziegler for Board approval, (ii) the nature, extent and quality of services to be provided by Ziegler; (iii) the fees proposed to be paid by the Adviser to Ziegler;  (iv) information regarding Ziegler’s reputation, investment management business, personnel and operations; (v) information regarding Ziegler’s historical performance returns managing investment mandates similar to the Fund’s investment mandate, with such performance compared to relevant indices; (vi) information regarding Ziegler’s compliance program; (vii) information regarding Ziegler’s financial condition; (viii) and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund grows.

In connection with its deliberations, the Board considered information supplied by the Adviser and Ziegler in advance of the meeting on August 16, 2012. In its deliberation, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the proposed Sub-Advisory Agreement.

Nature, Extent and Quality of Services to be Provided by Ziegler. In examining the nature, extent and quality of the services to be provided by Ziegler to the Fund, the Board considered (i) Ziegler’s organization, history, reputation, qualification and background, as well as the qualifications of it personnel; (ii) its expertise in providing portfolio management services to other similar investment products and the performance history of those portfolios; (iii) its long and short term performance relative to comparable mutual funds and unmanaged indices; and (iv) its compliance program. The Board considered Ziegler’s investment process and research resources and capabilities, evaluating how Ziegler would complement the Adviser. The Board also discussed the acceptability of the terms of the proposed Sub-Advisory Agreement, noting the Adviser, the Board or shareholders of the Fund may terminate the agreement at any time, without the payment of any penalty and with not more than 60 days’ notice. The Board also considered the due diligence review process undertaken by the Adviser, noting specifically that Ziegler has provided a model that the Adviser has used in managing a separately managed account since February 2004. The Board concluded that the Fund will benefit from the quality and experience of Ziegler’s investment professionals. The Board noted that Ziegler’s balance sheet was audited by a third party, Grant Thornton LLP, as of December 31, 2010. The board reviewed Ziegler’s cash flow, assets and liabilities to determine if Ziegler is financially stable and has adequate resources to provide the Fund with research, personnel and consulting services. The board also reviewed Ziegler’s firm wide assets under management and overall business standing. The Board concluded that Ziegler is in sound financial standing and would be capable of fulfilling its obligations under the proposed Sub-Advisory Agreement.

Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the Sub-Advisory services to be provided by Ziegler were adequate and appropriate in light of their experience in managing mid cap growth equity assets, Ziegler’s portfolio management and research resources to be applied in assisting the Adviser in the management of the Fund’s portfolio and the Adviser’s recommendation to engage Ziegler.

Investment Performance of Ziegler. The Board considered Ziegler’s successful track record in providing an investment model that the Adviser has used in managing a separately managed account with a mid cap growth investment strategy since 2004. The Board noted that the Fund had also previously been a mid cap growth fund, and still primarily uses a mid cap growth strategy, although the Fund may currently invest in securities of any market capitalization.  The Board acknowledged that it received and reviewed information prepared by the Adviser regarding Ziegler’s performance (both gross of expenses and net of expenses) compared against its benchmark as well as to the Fund. The Board also discussed Ziegler’s reputation and experience with respect to mid cap equity investing, the portfolio managers’ experience in selecting mid cap stocks that conform with the Adviser’s ethical investment screens, and the Adviser’s experience and reputation in selecting, evaluating and overseeing investment managers. The Board noted that, since the inception of Ziegler’s mid cap model (February 6, 2004), the account for which the Adviser used Ziegler’s model outperformed the Fund in 2005, 2006, 2007, 2009 and 2010, and that the only period in which the Fund significantly outperformed was in 2011. The Board also noted that, for the six month period ended June 30, 2012, the account outperformed the Fund by 4.32% (gross of fees) and 3.49% (net of fees). Based on these factors, the Board concluded that Ziegler may be able to provide valuable assistance to the Adviser in generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies.

Costs of Services to be Provided. The Board considered the proposed fee payable under the Sub-Advisory Agreement, noting that the fee would be paid by the Adviser (not the Fund) and, therefore, would not impact the fees paid by the Fund. The Board considered that the Fund would be receiving the additional research services and investment management expertise, from a reputable firm, without any additional impact on the Fund’s shareholders.

Profitability and Economies of Scale to be Realized. The Board recognized that, because Ziegler’s fee would be paid by the Adviser, and not the Fund, an analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Management Agreement with the Adviser. However, the Trustees concluded that they would have the opportunity to periodically reexamine whether economies of scale had been achieved, and the appropriateness of management fees payable to the Adviser and fees payable by the Adviser to Ziegler, in the future.

The Board also considered whether there were any ancillary benefits that may accrue to Ziegler as a result of Ziegler’s relationship with the Fund. It was noted that Ziegler would not be directly responsible for selecting securities to trade in the Fund’s portfolio. Instead, the Adviser would maintain control over directing the Fund’s investments. It was noted that Ziegler may receive reputational benefits from serving as a Sub-Adviser to a mutual fund. However, any such benefits may be balanced by the greater regulatory scrutiny that serving as a Sub-Adviser to a mutual fund entails. The Board concluded that the benefits that were expected to accrue to Ziegler by virtue of its relationship with the Fund were reasonable.

In considering the materials and information described above, the Independent Trustees were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-advisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the Independent Trustees, concluded that the approval of the proposed Sub-Advisory Agreement was in the best interest of the Fund and its shareholders, and approved the proposed Sub-Advisory Agreement for the Fund.

Board of Trustees

Syed Shamshad Husain

Syed K. Raheemullah

Bashar Qasem

Ali Khan

Investment Adviser

Azzad Asset Management, Inc.

Sub-Adviser

Ziegler Lotsoff Capital Management

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Azzad Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date February 28, 2013